Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 2	$ 3
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred Stock, Shares Outstanding	4,800,000	4,800,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	398,300,000	344,700,000